Document and Entity Information	6 Months Ended
Jun. 30, 2011
Entity Information [Line Items]
Entity Registrant Name	SYMBION INC/TN
Entity Central Index Key	0001091312
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2011
Document Type	S-4
Amendment Flag	true
Amendment Description	Updated certain XBRL tags from latest 10-Q